Equity Plans and Related Equity Activity - Summary of Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award Options [Abstract]
Outstanding Beginning Balance, Share	12,498
Granted, Share	6,980
Exercised, Share	(80)
Forfeited or expired, Share	(2,259)
Outstanding Ending Balance, Share	17,139
Exercisable, Share	5,443
Weighted Average Exercise Price, Beginning Balance	$ 1.54
Granted, Weighted Average Exercise Price	$ 1.00
Exercised, Weighted Average Exercise Price	$ 1.18
Forfeited or expired, Weighted Average Exercise Price	$ 1.46
Weighted Average Exercise Price, Ending Balance	$ 1.33
Exercisable, Weighted Average Exercise Price	$ 1.72
Weighted-Average Remaining Contractual Term (Years)	5 years 6 months 18 days
Exercisable, Weighted-Average Remaining Contractual Term (Years)	4 years 7 months 6 days
Outstanding, Ending Balance, Aggregate Intrinsic Value	$ 2
Exercisable, Aggregate Intrinsic Value	$ 1